Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	Retained Earnings [Member] Series B Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series G Preferred Stock [Member]	Parent [Member] Series B Preferred Stock [Member]	Parent [Member] Series C Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series G Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2018	$ 18,025						$ 87,605	$ 996,833						$ 0	$ 400,933							$ (8,660)	$ 1,494,736							$ 12,041		$ 1,506,777
Beginning balance, shares at Dec. 31, 2018														0
Net (loss) income	0						0							$ 0	15,126								15,126							(1,118)		14,008
Issuance of Series G Convertible Preferred Shares	3,500							30,484															33,984										$ 33,984
Conversion of Series G Convertible Preferred Shares	(875)						2,917	(2,042)
Sale of Common Shares							4,557	11,995															16,552									16,552
Capital contribution from non-controlling interest																														10,000		10,000
Cash dividends paid ($0.25 per common share)															(8,907)								(8,907)									(8,907)
Redemption of Preferred Shares		$ (2,000)							$ (45,250)								$ (2,750)								$ (50,000)									$ (50,000)
Dividends, Preferred Stock																$ (583)	$ (3,000)	$ (4,438)	$ (7,492)	$ (10,639)	$ (14,250)			$ (583)	$ (3,000)	$ (4,438)	$ (7,492)	$ (10,639)	$ (14,250)				(583)	(3,000)	$ (4,438)	$ (7,492)	$ (10,639)	$ (14,250)
Other comprehensive income																						(9,693)	(9,693)									(9,693)
Ending balance, value at Dec. 31, 2019	18,650						95,079	992,020						$ 0	364,000							(18,353)	1,451,396							20,923		1,472,319
Ending balance, shares at Dec. 31, 2019														0
Net (loss) income															24,002								24,002							3,220		27,222
Conversion of Series G Convertible Preferred Shares	(10)						33	(23)
Sale of Common Shares							861	2,600															3,461									3,461
Capital contribution from non-controlling interest																														4,000		4,000
Cash dividends paid ($0.25 per common share)															(9,379)								(9,379)									(9,379)
Redemption of Preferred Shares			$ (2,000)							$ (45,507)								(2,493)								(50,000)									(50,000)
Dividends, Preferred Stock																(872)		$ (4,079)	(7,492)	(10,637)	(14,250)			(872)		$ (4,079)	(7,492)	(10,637)	(14,250)				(872)		$ (4,079)	(7,492)	(10,637)	(14,250)
Other comprehensive income																						(18,641)	(18,641)									(18,641)
Purchase of Treasury Stock														$ (9,834)									(9,834)									(9,834)
Purchase of Treasury Stock, shares														978,936
Ending balance, value at Dec. 31, 2020	16,640						95,973	949,090						$ (9,834)	338,800							(36,994)	1,353,675							28,143		1,381,818
Ending balance, shares at Dec. 31, 2020														978,936
Net (loss) income															(151,401)								(151,401)							820		(150,581)
Sale of Common Shares				$ 92	$ 144	$ 741	30,248	20,290			$ 2,148	$ 3,357	$ 17,259	$ 3,211	(273)								53,476				2,240	3,501	18,000			53,476				2,240	3,501	18,000
Cash dividends paid ($0.25 per common share)															(1,978)								(1,978)									(1,978)
Redemption of Preferred Shares	(2,156)							(18,562)							(2,171)								(22,889)							22,889		0
Dividends, Preferred Stock																$ (54)			$ (7,594)	$ (10,814)	$ (15,010)			$ (54)			$ (7,594)	$ (10,814)	$ (15,010)		$ (864)		$ (54)	$ (864)		$ (7,594)	$ (10,814)	$ (15,010)
Other comprehensive income																						19,819	19,819									19,819
Purchase of Treasury Stock														$ (168)									(168)									(168)
Purchase of Treasury Stock, shares														19,836
Sale of Common Shares, shares														(320,599)
Ending balance, value at Dec. 31, 2021	$ 15,461						$ 126,221	$ 973,582						$ (6,791)	$ 149,505							$ (17,175)	$ 1,240,803							$ 50,988		$ 1,291,791
Ending balance, shares at Dec. 31, 2021														678,173